UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Global Small Cap Fund

	Shares	Value ($)
Common Stocks 95.6%
Australia 1.2%
Austal Ltd.	1,687,050	2,443,561
G8 Education Ltd.	1,561,186	3,884,619
(Cost $6,779,868)		6,328,180
Bermuda 1.1%
Lazard Ltd. "A" (Cost $2,907,033)	108,642	6,019,853
Canada 2.2%
Quebecor, Inc. "B"	237,354	5,613,304
SunOpta, Inc.*	573,367	6,135,027
(Cost $10,482,086)		11,748,331
China 0.8%
Minth Group Ltd. (Cost $741,291)	2,138,905	4,278,706
Finland 1.0%
Cramo Oyj (Cost $5,515,350)	258,886	5,213,541
France 3.8%
Flamel Technologies SA (ADR)*	573,258	13,712,331
JC Decaux SA	123,880	4,741,897
Parrot SA*	36,075	1,642,916
(Cost $10,993,571)		20,097,144
Germany 5.6%
M.A.X. Automation AG	524,741	3,341,371
Patrizia Immobilien AG*	242,392	6,493,629
Rational AG	12,749	4,983,728
United Internet AG (Registered)	211,249	10,425,068
VIB Vermoegen AG	239,222	4,418,915
(Cost $11,808,488)		29,662,711
Hong Kong 2.6%
K Wah International Holdings Ltd.	8,061,996	4,471,350
Playmates Toys Ltd.	7,208,193	1,348,230
REXLot Holdings Ltd.	42,824,140	2,097,235
Sun Hung Kai & Co., Ltd.	133,770	89,057
Techtronic Industries Co., Ltd.	1,735,619	6,146,880
(Cost $9,802,586)		14,152,752
India 0.6%
WNS Holdings Ltd. (ADR)* (Cost $2,920,791)	100,791	3,004,580
Indonesia 0.3%
PT Arwana Citramulia Tbk (Cost $3,162,223)	45,700,663	1,888,411
Ireland 3.6%
Greencore Group PLC	1,116,119	5,513,092
Paddy Power PLC (a)	3,905	345,838
Paddy Power PLC (a)	53,539	4,776,850
Ryanair Holdings PLC	613,141	8,390,346
(Cost $7,740,954)		19,026,126
Italy 1.0%
Prysmian SpA (Cost $4,760,650)	236,424	5,428,942
Japan 7.6%
Ai Holdings Corp.	267,642	4,325,163
Avex Group Holdings, Inc.	242,135	4,066,471
Kusuri No Aoki Co., Ltd.	172,760	8,963,893
MISUMI Group, Inc.	311,802	3,845,646
Nippon Seiki Co., Ltd.	386,552	7,729,401
United Arrows Ltd.	105,569	4,209,230
Universal Entertainment Corp.	185,731	4,668,222
UT Group Co., Ltd.*	491,170	2,647,368
(Cost $24,884,037)		40,455,394
Korea 0.3%
Suprema, Inc.* (Cost $2,110,743)	102,715	1,786,310
Malaysia 1.5%
Hartalega Holdings Bhd.	586,236	1,324,141
Nirvana Asia Ltd. 144A	11,793,038	3,468,406
Tune Ins Holdings Bhd.	7,997,762	3,195,826
(Cost $9,061,771)		7,988,373
Netherlands 2.4%
Brunel International NV	200,443	3,939,781
Constellium NV "A"* (b)	409,862	4,549,468
SBM Offshore NV*	339,862	4,148,119
(Cost $16,678,987)		12,637,368
Panama 0.9%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $4,073,310)	167,403	4,606,931
Philippines 0.7%
Alliance Global Group, Inc. (Cost $2,601,660)	7,939,513	3,919,294
Singapore 0.3%
Lian Beng Group Ltd. (Cost $1,266,304)	4,139,506	1,676,255
Spain 0.5%
Talgo SA 144A* (Cost $4,040,721)	384,961	2,671,993
Sweden 0.7%
Nobina AB 144A* (Cost $4,097,232)	978,672	3,879,860
Switzerland 0.9%
Dufry AG (Registered)* (Cost $3,979,533)	33,585	4,671,873
Thailand 0.2%
Malee Sampran PCL (Foreign Registered) (Cost $1,810,913)	1,325,626	1,175,367
United Kingdom 11.8%
Arrow Global Group PLC	1,364,484	5,753,289
Babcock International Group PLC	624,229	9,685,743
Clinigen Group PLC	488,362	5,639,804
Crest Nicholson Holdings PLC	708,589	6,029,109
Domino's Pizza Group PLC	354,609	4,977,614
Hargreaves Lansdown PLC	282,137	5,281,153
Howden Joinery Group PLC	829,759	6,414,016
Jardine Lloyd Thompson Group PLC	209,841	3,413,366
Nanoco Group PLC*	1,646,903	1,960,084
Polypipe Group PLC	1,330,537	5,958,190
Rotork PLC	1,048,400	3,502,045
Spirax-Sarco Engineering PLC	78,205	4,049,795
(Cost $44,374,922)		62,664,208
United States 44.0%
ACADIA Pharmaceuticals, Inc.*	38,425	1,875,524
Advance Auto Parts, Inc.	35,005	6,098,221
Affiliated Managers Group, Inc.*	28,635	5,953,216
Altra Industrial Motion Corp.	69,733	1,771,218
AZZ, Inc.	68,153	3,526,918
BE Aerospace, Inc.	61,886	3,014,467
Berry Plastics Group, Inc.*	116,850	3,804,636
Cardtronics, Inc.*	137,472	5,096,087
Casey's General Stores, Inc.	71,373	7,295,391
Cognex Corp.	85,004	3,848,131
CONMED Corp.	44,185	2,506,173
Diamondback Energy, Inc.*	34,467	2,319,629
DigitalGlobe, Inc.*	113,326	2,400,245
Encore Capital Group, Inc.* (c)	73,224	3,149,364
FCB Financial Holdings, Inc. "A"*	39,024	1,355,303
Fogo De Chao, Inc.*	116,467	2,344,481
Fox Factory Holding Corp.*	298,969	4,747,628
Gentherm, Inc.*	127,614	6,422,813
Hain Celestial Group, Inc.*	64,820	4,406,464
HeartWare International, Inc.*	27,542	2,498,335
Jack in the Box, Inc.	65,128	6,187,160
Jarden Corp.*	90,973	5,003,515
Kindred Healthcare, Inc.	212,209	4,377,872
Knowles Corp.*	162,199	3,089,891
Leucadia National Corp.	185,201	4,355,927
Matador Resources Co.*	102,208	2,251,642
Middleby Corp.*	64,893	7,962,371
Molina Healthcare, Inc.*	106,330	8,020,472
NantKwest, Inc.*	2,274	69,584
Neurocrine Biosciences, Inc.*	35,440	1,776,253
NxStage Medical, Inc.*	154,296	2,203,347
Oil States International, Inc.*	66,721	2,008,969
OvaScience, Inc.*	40,408	1,151,628
Pacific Ethanol, Inc.*	17,662	130,346
Pacira Pharmaceuticals, Inc.*	85,568	5,683,426
PAREXEL International Corp.*	84,254	5,810,156
Primoris Services Corp.	235,264	4,270,042
Providence Service Corp.*	183,650	8,642,569
Retrophin, Inc.*	248,750	7,895,325
Roadrunner Transportation Systems, Inc.*	154,498	4,044,758
Sinclair Broadcast Group, Inc. "A"	173,377	5,031,400
South State Corp.	17,461	1,357,069
Sunshine Heart, Inc.*	243,222	756,420
Super Micro Computer, Inc.*	94,001	2,507,007
Tenneco, Inc.*	84,901	4,228,919
The WhiteWave Foods Co.*	143,062	7,384,860
Thoratec Corp.*	135,265	8,560,922
TiVo, Inc.*	349,302	3,479,048
TriNet Group, Inc.*	132,740	3,568,051
Tristate Capital Holdings, Inc.*	250,763	3,167,137
Urban Outfitters, Inc.*	107,611	3,510,271
VeriFone Systems, Inc.*	164,842	5,304,616
WABCO Holdings, Inc.*	60,051	7,414,497
WEX, Inc.*	22,845	2,331,104
Zeltiq Aesthetics, Inc.*	227,397	7,811,087
Zions Bancorp.	150,723	4,701,050
Zoe's Kitchen, Inc.*	91,975	4,125,079
(Cost $165,123,348)		234,608,034

Total Common Stocks (Cost $361,718,372)		509,590,537
Convertible Preferred Stock 0.1%
United States
Providence Service Corp., 5.5% (Cost $707,500)	7,075	751,391
Rights 0.1%
United States
Furiex Pharmaceuticals, Inc.* (Cost $388,367)	39,751	388,367
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 0.18% (d) (e) (Cost $2,405,375)	2,405,375	2,405,375
Cash Equivalents 1.8%
Central Cash Management Fund, 0.10% (d) (Cost $9,726,905)	9,726,905	9,726,905
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $374,946,519) †	98.1	522,862,575
Other Assets and Liabilities, Net	1.9	10,105,551
Net Assets	100.0	532,968,126

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $382,867,584. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $139,994,991. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $173,060,894 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,065,903.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $2,364,690, which is 0.4% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

At July 31, 2015 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Rights
Consumer Discretionary	127,167,388	24.9%
Industrials	112,791,069	22.1%
Health Care	91,455,127	17.9%
Financials	67,782,435	13.3%
Information Technology	51,447,373	10.1%
Consumer Staples	40,874,094	8.0%
Energy	10,858,705	2.1%
Materials	8,354,104	1.6%
Total	510,730,295	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,328,180	$—	$6,328,180
Bermuda	6,019,853	—	—	6,019,853
Canada	11,748,331	—	—	11,748,331
China	—	4,278,706	—	4,278,706
Finland	—	5,213,541	—	5,213,541
France	13,712,331	6,384,813	—	20,097,144
Germany	—	29,662,711	—	29,662,711
Hong Kong	—	12,055,517	2,097,235	14,152,752
India	3,004,580	—	—	3,004,580
Indonesia	—	1,888,411	—	1,888,411
Ireland	—	19,026,126	—	19,026,126
Italy	—	5,428,942	—	5,428,942
Japan	—	40,455,394	—	40,455,394
Korea	—	1,786,310	—	1,786,310
Malaysia	—	7,988,373	—	7,988,373
Netherlands	4,549,468	8,087,900	—	12,637,368
Panama	4,606,931	—	—	4,606,931
Philippines	—	3,919,294	—	3,919,294
Singapore	—	1,676,255	—	1,676,255
Spain	—	2,671,993	—	2,671,993
Sweden	—	3,879,860	—	3,879,860
Switzerland	—	4,671,873	—	4,671,873
Thailand	—	1,175,367	—	1,175,367
United Kingdom	—	62,664,208	—	62,664,208
United States	234,608,034	—	—	234,608,034
Convertible Preferred Stock	—	—	751,391	751,391
Rights	—	—	388,367	388,367
Short-Term Investments (f)	12,132,280	—	—	12,132,280
Total	$290,381,808	$229,243,774	$3,236,993	$522,862,575

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015